Property And Equipment, Net	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 3:          PROPERTY AND EQUIPMENT, NET

	December 31
(in thousands)	2013	2014

Cost:
Computers and peripheral equipment	$7,350	$8,160
Office furniture and equipment	1,112	1,151
Motor vehicles	10	-
Leasehold improvements	1,581	1,587

	10,053	10,898

Less accumulated depreciation	(7,379)	(8,497)

Property and equipment, net	$2,674	$2,401

Depreciation expense amounted to $560 thousand, $1,136 thousand and $1,285 thousand in 2012, 2013 and 2014, respectively.